UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-3043

                        Scudder U.S. Treasury Money Fund
                        --------------------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period:  2/28/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder U.S. Treasury Money Fund
Investment Portfolio as of February 28, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                       Principal
                                                                                       Amount ($)                      Value ($)
                                                                                ------------------------------------------------

US Treasury Obligations 31.8%
US Treasury Bills:
1.86%*, 3/3/2005                                                                      10,000,000                      9,998,965
1.88%*, 3/10/2005                                                                     10,000,000                      9,995,313
1.98%*, 4/7/2005                                                                      13,000,000                     12,973,579
2.31%*, 4/21/2005                                                                     10,000,000                      9,967,983
2.37%*, 5/12/2005                                                                      5,000,000                      4,976,400
2.38%*, 6/2/2005                                                                       2,000,000                      1,987,755
2.73%*, 8/4/2005                                                                      15,000,000                     14,824,825
                                                                                                                  -------------
Total US Treasury Obligations (Cost $64,724,820)                                                                     64,724,820

Repurchase Agreements 68.7%
Bank of America, 2.47%, dated 2/16/2005, to be repurchased
at $35,081,647 on 3/22/2005 (a)                                                       35,000,000                     35,000,000
BNP Paribas, 2.60%, dated 2/28/2005, to be repurchased
at $18,001,300 on 3/1/2005 (b)                                                        18,000,000                     18,000,000
Citigroup Global Markets, Inc., 2.55%, dated 2/28/2005,
to be repurchased at $9,000,638 on 3/1/2005 (c)                                        9,000,000                      9,000,000
Credit Suisse First Boston Corp., 2.61%, dated 2/28/2005,
to be repurchased at $45,003,263 on 3/1/2005 (d)                                      45,000,000                     45,000,000
Goldman Sachs Co., Inc., 2.56%, dated 2/28/2005,
to be repurchased at $9,000,640 on 3/1/2005 (e)                                        9,000,000                      9,000,000
Merrill Lynch & Co., Inc., 2.57%, dated 2/28/2005,
to be repurchased at $9,000,643 on 3/1/2005 (f)                                        9,000,000                      9,000,000
Morgan Stanley, 2.59%, dated 2/28/2005, to be
repurchased at $9,000,648 on 3/1/2005 (g)                                              9,000,000                      9,000,000
State Street Bank and Trust Co., 2.50%, dated 2/28/2005,
to be repurchased at $5,800,403 on 3/1/2005 (h)                                        5,800,000                      5,800,000
                                                                                                                  -------------
Total Repurchase Agreements (Cost $139,800,000)                                                                     139,800,000

                                                                                         % of
                                                                                      Net Assets                       Value ($)
                                                                                      ----------                       ---------

Total Investment Portfolio  (Cost $204,524,820)                                            100.5                    204,524,820
Other Assets and Liabilities, Net                                                           -0.5                       -959,713
                                                                                                                  -------------
Net Assets                                                                                 100.0                    203,565,107
                                                                                                                  =============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by $35,883,000 US Treasury Note, 3.625%, maturing on 7/15/2009 with a value of $35,700,574.

(b) Collateralized by $16,976,000 US Treasury Note, 5.5%, maturing on 5/15/2009 with a value of $18,360,954.

(c) Collateralized by:

Principal                                        Maturity           Collateral
Amount ($)             Security     Rate (%)       Date              Value ($)
--------------------------------------------------------------------------------
177,000      US Treasury Bill         2.36        4/21/2005              176,356
6,000,000    US Treasury Bond        10.625       8/15/2015            9,183,933
--------------------------------------------------------------------------------
Total Collateral Value                                                 9,360,289

(d) Collateralized by $102,420,000 US Treasury STRIP, Principal Only, 8.0%, maturing on 11/15/2021 with a value of $45,901,572.

(e) Collateralized by $7,231,000 US Treasury Bond, 12.0%, maturing on 8/15/2013 with a value of $9,180,039.

(f) Collateralized by $12,730,000 US Treasury STRIP, Interest Only, Zero Coupon, maturing on 11/15/2012 with a value of $9,182,404.

(g) Collateralized by $6,218,000 US Treasury Bond, 8.75%, maturing on 5/15/2020 with a value of $9,180,689.

(h) Collateralized by $4,170,000 US Treasury Bond, 8.75%, maturing on 5/15/2021 with a value of $5,916,074.

STRIPS: Separate Trading of Registered Interest and Principal Securities.

Interest Only securities (IO) represent the "interest only" portion of payments from an underlying pool of mortgages or mortgage-backed securities. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows as of February 28, 2005. The yield to maturity is sensitive to the rate of principal payments on the underlying mortgage assets.

Principal Only securities (PO) represent the "principal only" payments from an underlying pool of mortgages or mortgage-backed securities. Interest rate disclosed represents yield based upon the estimated timing of future cash flows as of February 28, 2005. The yield to maturity is sensitive to the rate of principal payments on the underlying mortgage assets.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder U.S. Treasury Money Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder U.S. Treasury Money Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               April 22, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               April 22, 2005